SUBSEQUENT EVENTS (Details)	Oct. 01, 2021 USD ($) D $ / shares	Sep. 30, 2021 USD ($)
Subsequent Event [Line Items]
Face value		$ 72,269
Subsequent Events
Subsequent Event [Line Items]
Percentage of closing price on the last trading day prior to the issue date	130.00%
Percentage of average of two lowest VWAPs during the five consecutive trading day	90.00%
Number of lowest VWAPs during the five consecutive trading day period preceding the delivery of the notice of conversion | D	2
Number of consecutive trading days | D	5
Period when oasis capital is not permitted to submit conversion notices	30 days
Minimum conversion amount when oasis capital is not permitted to submit conversion notices	$ 500,000
Maximum conversion price for entity to elect to pay applicable conversion amount in cash rather than issue shares of its common stock | $ / shares	$ 3.00
Senior Notes [Member] | Subsequent Events
Subsequent Event [Line Items]
Interest rate	6.00%
Face value	$ 1,575,000
Total purchase price	1,500,000
Net proceeds	$ 1,380,000
Debt instrument term	18 months